FINANCIAL INSTRUMENTS (Hedging components of other comprehensive income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about hedges [line items]
Net gain (loss) on derivatives designated as cash flow hedges	$ (67)	$ 60
Cash flow hedges (note 14(d))	(10,158)	(27,071)
Foreign currency risk
Disclosure of detailed information about hedges [line items]
Gains (losses) on cash flow hedges, before tax	6,740	(6,076)
Cash flow hedges (note 14(d))	16	(4)
Foreign currency risk | Net sales
Disclosure of detailed information about hedges [line items]
Reclassification adjustments on cash flow hedges, before tax	(1,864)	1,626
Foreign currency risk | Cost of sales
Disclosure of detailed information about hedges [line items]
Reclassification adjustments on cash flow hedges, before tax	(307)	(1,042)
Foreign currency risk | Selling, general and administrative expenses
Disclosure of detailed information about hedges [line items]
Reclassification adjustments on cash flow hedges, before tax	51	(2,087)
Foreign currency risk | Financial expenses, net
Disclosure of detailed information about hedges [line items]
Reclassification adjustments on cash flow hedges, before tax	(2,224)	2,234
Commodity risk
Disclosure of detailed information about hedges [line items]
Gains (losses) on cash flow hedges, before tax	698	11,087
Commodity risk | Inventories
Disclosure of detailed information about hedges [line items]
Income Tax Relating To Reclassification Adjustments On Cash Flow Hedges, Before Tax	(13,303)	(33,294)
Interest rate risk
Disclosure of detailed information about hedges [line items]
Gains (losses) on cash flow hedges, before tax	$ 102	$ 425